Risk Management - Summary of Carrying Amounts, the Fair Value and Schedule of Expected Reclassifications (Detail) R$ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 BRL (R$)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 BRL (R$)
Disclosure of detailed information about hedged items [line items]
Exports affecting the statement of income | $	$ (1,031)	$ (1,307)	$ (2,043)		$ (2,238)
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2019						$ 105,429	R$ 404,024
Non-derivative financial instruments (debt: principal and interest) [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance			$ 66,168	R$ 256,390
Hedged transactions			Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues
Additional hedging relationships designated, designations revoked and hedging instruments re-designated			$ 36,106	R$ 139,359
Nature of the risk			Foreign Currency - Real vs U.S. Dollar Spot Rate	Foreign Currency - Real vs U.S. Dollar Spot Rate
Exports affecting the statement of income			$ (3,863)	R$ (14,889)
Maturity Date			July 2019 to June 2029	July 2019 to June 2029
Principal repayments / amortization			$ (9,059)	R$ (34,891)
Carrying amount	89,352		89,352	342,414		$ 89,352	R$ 342,414
Foreign exchange variation | R$				(3,555)
Ending balance	$ 89,352		$ 89,352	R$ 342,414